Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share

13. Earnings Per Share

The Company’s basic earnings (loss) per share are computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares and potential common shares outstanding (if dilutive) during each period.

The following table presents the basic and diluted earnings per share computations for the years ended December 31, 2022, 2021 and 2020:

	December 31,
(in thousands)	2022	2021	2020
Net income (loss)	$262,344	$108,459	$(23,930)

Weighted average common shares outstanding:
Weighted average common shares outstanding – basic	132,923	132,923	132,923
Weighted average common shares outstanding – diluted	133,074	132,923	132,923

Net income (loss) per common share:
Basic	$1.97	$0.82	$(0.18)
Diluted	$1.97	$0.82	$(0.18)

Diluted weighted average common shares outstanding include certain Vesting Shares, as defined in Note 9, that are expected to vest in January 2023. There were no dilutive securities outstanding for the years ended December 31, 2021 and 2020.

Diluted net earnings per share for the year ended December 31, 2022 excluded 10,349,975 common stock warrants outstanding as inclusion of these items would be antidilutive.